Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 107,067	$ 120,223
Accounts receivable, net of allowance for doubtful accounts of $12,139 and $14,891 at 2014 and 2013, respectively	91,866	91,967
Net investment in direct financing and sales-type leases	89,003	64,811
Trading containers	6,673	13,009
Containers held for sale	25,213	31,968
Prepaid expenses and other current assets	17,593	19,063
Deferred taxes	2,100	1,491
Total current assets	339,515	342,532
Restricted cash	60,310	63,160
Containers, net of accumulated depreciation of $685,667 and $562,456 at 2014 and 2013, respectively	3,629,882	3,233,131
Net investment in direct financing and sales-type leases	280,002	217,310
Fixed assets, net of accumulated depreciation of $9,139 and $8,286 at 2014 and 2013, respectively	1,385	1,635
Intangible assets, net of accumulated amortization of $30,968 and $27,092 at 2014 and 2013, respectively	24,991	29,157
Interest rate swaps, collars and caps	1,568	1,831
Other assets	21,324	20,227
Total assets	4,358,977	3,908,983
Current liabilities:
Accounts payable	5,652	8,086
Accrued expenses	11,935	9,838
Container contracts payable	63,323	22,819
Deferred revenue and other liabilities	317	345
Due to owners, net	11,003	12,775
Term loan	31,600
Bonds payable	59,959	161,307
Total current liabilities	183,789	215,170
Revolving credit facilities	944,790	860,476
Secured debt facilities	1,017,100	808,600
Term loan	444,100
Bonds payable	498,428	836,901
Interest rate swaps, collars and caps	2,219	3,994
Income tax payable	7,696	16,050
Deferred taxes	5,675	19,166
Other liabilities	2,815	3,132
Total liabilities	3,106,612	2,763,489
Textainer Group Holdings Limited shareholders' equity:
Common shares, $0.01 par value. Authorized 140,000,000 shares; issued and outstanding 56,863,094 and 56,450,580 at 2014 and 2013, respectively	565	564
Additional paid-in capital	378,316	366,197
Accumulated other comprehensive income	(43)	69
Retained earnings	813,707	730,993
Total Textainer Group Holdings Limited shareholders' equity	1,192,545	1,097,823
Noncontrolling interests	59,820	47,671
Total equity	1,252,365	1,145,494
Total liabilities and equity	$ 4,358,977	$ 3,908,983